Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

A summary of the Group’s inventories as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Emission allowances	$32,042	$—
Catering supplies	20,403	16,790
Food and beverage	15,634	14,328
Fuel	13,447	14,011
Technical supplies	9,947	9,473
Total	$91,473	$54,602